Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Communication Services: 8.5%
5,923	(1)	Alphabet, Inc. - Class C	$ 7,932,852	1.1
202,763		AT&T, Inc.	7,141,313	1.0
16,385	(1)	Charter Communications, Inc.	8,080,590	1.1
175,206		Comcast Corp. – Class A	7,083,579	1.0
38,724	(1)	Facebook, Inc. - Class A	7,453,208	1.1
24,484	(1)	Netflix, Inc.	9,035,330	1.3
129,322		Verizon Communications, Inc.	7,004,079	1.0
55,058		Walt Disney Co.	6,477,574	0.9
		60,208,525		8.5

		Consumer Discretionary: 9.9%
4,286	(1)	Amazon.com, Inc.	8,073,752	1.1
3,856	(1)	Booking Holdings, Inc.	6,538,465	0.9
855,749		Ford Motor Co.	5,956,013	0.9
217,230		General Motors Co.	6,625,515	0.9
36,425		Home Depot, Inc.	7,934,822	1.1
65,938		Lowe's Cos, Inc.	7,027,013	1.0
40,199		McDonald's Corp.	7,805,440	1.1
78,530		Nike, Inc. - Class B	7,019,011	1.0
90,530		Starbucks Corp.	7,100,268	1.0
61,415		Target Corp.	6,325,745	0.9
		70,406,044		9.9

		Consumer Staples: 11.1%
158,665		Altria Group, Inc.	6,405,306	0.9
143,221		Coca-Cola Co.	7,660,891	1.1
115,072		Colgate-Palmolive Co.	7,775,415	1.1
26,822		Costco Wholesale Corp.	7,540,737	1.0
249,631		Kraft Heinz Co.	6,183,360	0.9
143,926		Mondelez International, Inc.	7,599,293	1.1
57,861		PepsiCo, Inc.	7,639,388	1.1
92,367		Philip Morris International, Inc.	7,562,086	1.0
63,596		Procter & Gamble Co.	7,200,975	1.0
134,353		Walgreens Boots Alliance, Inc.	6,147,993	0.9
66,295		Walmart, Inc.	7,138,646	1.0
		78,854,090		11.1

		Energy: 4.4%
66,048		Chevron Corp.	6,164,921	0.9
122,517		ConocoPhillips	5,932,273	0.8
113,930		Exxon Mobil Corp.	5,860,559	0.8
376,406		Kinder Morgan, Inc.	7,215,703	1.0
194,493		Occidental Petroleum Corp.	6,367,701	0.9
		31,541,157		4.4

		Financials: 14.2%
70,823		Allstate Corp.	7,454,121	1.0
63,683		American Express Co.	7,000,672	1.0
155,212		American International Group, Inc.	6,543,738	0.9
225,200		Bank of America Corp.	6,418,200	0.9
157,748		Bank of New York Mellon Corp.	6,294,145	0.9
35,062	(1)	Berkshire Hathaway, Inc. – Class B	7,234,693	1.0
15,806		BlackRock, Inc.	7,318,336	1.0
77,123		Capital One Financial Corp.	6,806,876	1.0
99,557		Citigroup, Inc.	6,317,887	0.9
34,445		Goldman Sachs Group, Inc.	6,915,523	1.0
57,100		JPMorgan Chase & Co.	6,629,881	0.9
156,132		Metlife, Inc.	6,669,959	0.9
155,336		Morgan Stanley	6,994,780	1.0
133,781		US Bancorp	6,212,790	0.9
147,684		Wells Fargo & Co.	6,032,891	0.9
		100,844,492		14.2

		Health Care: 16.3%
91,198		Abbott Laboratories	7,024,982	1.0
89,425		AbbVie, Inc.	7,664,617	1.1
41,537		Allergan plc	7,919,860	1.1
32,944		Amgen, Inc.	6,579,905	0.9
26,744	(1)	Biogen, Inc.	8,247,582	1.2
124,210		Bristol-Myers Squibb Co.	7,335,843	1.0
107,406		CVS Health Corp.	6,356,287	0.9
51,790		Danaher Corp.	7,487,798	1.0
60,287		Eli Lilly & Co.	7,603,999	1.1
121,912		Gilead Sciences, Inc.	8,455,816	1.2
54,478		Johnson & Johnson	7,326,201	1.0
70,095		Medtronic PLC	7,056,464	1.0
86,959		Merck & Co., Inc.	6,657,581	0.9
203,441		Pfizer, Inc.	6,798,998	0.9
24,355		Thermo Fisher Scientific, Inc.	7,082,434	1.0
26,938		UnitedHealth Group, Inc.	6,868,113	1.0
		116,466,480		16.3

		Industrials: 12.7%
45,019		3M Co.	6,718,636	0.9
24,253		Boeing Co.	6,672,243	0.9
53,658		Caterpillar, Inc.	6,666,470	0.9
103,555		Emerson Electric Co.	6,638,911	0.9
52,723		FedEx Corp.	7,442,906	1.0
44,973		General Dynamics Corp.	7,181,738	1.0
714,409		General Electric Co.	7,772,770	1.1
44,868		Honeywell International, Inc.	7,276,244	1.0
20,198		Lockheed Martin Corp.	7,470,634	1.1
35,948		Raytheon Co.	6,778,355	1.0
43,940		Union Pacific Corp.	7,022,051	1.0
67,983		United Parcel Service, Inc. - Class B	6,151,782	0.9
52,814		United Technologies Corp.	6,896,980	1.0
		90,689,720		12.7

		Information Technology: 14.9%
37,579		Accenture PLC	6,786,392	1.0
24,108	(1)	Adobe, Inc.	8,320,153	1.2
27,155		Apple, Inc.	7,423,091	1.0
166,334		Cisco Systems, Inc.	6,641,717	0.9
132,772		Intel Corp.	7,371,501	1.0
59,603		International Business Machines Corp.	7,757,330	1.1
26,590		Mastercard, Inc. - Class A	7,717,747	1.1
50,229		Microsoft Corp.	8,137,600	1.1

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
34,071	Nvidia Corp.	$ 9,201,555	1.3
150,207	Oracle Corp.	7,429,238	1.0
73,316	(1) PayPal Holdings, Inc.	7,917,395	1.1
89,516	Qualcomm, Inc.	7,009,103	1.0
62,006	Texas Instruments, Inc.	7,077,365	1.0
42,143	Visa, Inc. - Class A	7,659,912	1.1
		106,450,099	14.9

	Materials: 1.6%
145,673	Dow, Inc.	5,886,646	0.8
127,079	DowDuPont, Inc.	5,451,689	0.8
		11,338,335	1.6

	Real Estate: 0.9%
53,632	Simon Property Group, Inc.	6,601,027	0.9

	Utilities: 4.4%
87,190	Duke Energy Corp.	7,995,323	1.1
174,434	Exelon Corp.	7,519,850	1.0
32,805	NextEra Energy, Inc.	8,291,792	1.2
124,974	Southern Co.	7,543,430	1.1
		31,350,395	4.4

	Total Common Stock
	(Cost $432,192,856)	704,750,364	98.9

SHORT-TERM INVESTMENTS: 0.2%
	Mutual Funds: 0.2%
1,711,000	(2) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.460%
	(Cost $1,711,000)	1,711,000	0.2

	Total Short-Term Investments
	(Cost $1,711,000)	1,711,000	0.2

	Total Investments in Securities (Cost $433,903,856)	$ 706,461,364	99.1
	Assets in Excess of Other Liabilities	6,626,896	0.9
	Net Assets	$ 713,088,260	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of February 29, 2020.

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 29, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 29, 2020
Asset Table
Investments, at fair value
Common Stock*	$ 704,750,364	$ –	$ –	$ 704,750,364
Short-Term Investments	1,711,000	–	–	1,711,000
Total Investments, at fair value	$ 706,461,364	$ –	$ –	$ 706,461,364
Liabilities Table
Other Financial Instruments+
Futures	$ (301,547)	$ –	$ –	$ (301,547)
Total Liabilities	$ (301,547)	$ –	$ –	$ (301,547)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At February 29, 2020, the following futures contracts were outstanding for Voya Corporate Leaders® 100 Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	56	03/20/20	$ 8,263,080	$ (301,547)
			$ 8,263,080	$ (301,547)

At February 29, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $444,154,566.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$ 293,342,223
Gross Unrealized Depreciation	(31,336,972)
Net Unrealized Appreciation	$262,005,251